BALANCE SHEET - The Catalyst Group Entertainment Llc [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,670	$ 4,726		$ 4,726
Total current assets	1,670	4,726		4,726
Total Assets	1,670	4,726		4,726
Current liabilities
Accounts payable and accrued liabilities
Due to related party
Total current liabilities
Total liabilities
Members’ Equity	1,670	4,726	$ 4,726	4,726	$ 35,100
Total Liabilities and Members’ Deficit	$ 1,670	$ 4,726		$ 4,726